Other Expense, Net	9 Months Ended
Sep. 30, 2021
Other Expense, Net [Abstract]
OTHER EXPENSE, NET

13.    OTHER EXPENSE, NET

Other expense, net on the condensed consolidated statements of operations and comprehensive loss is comprised of the following for the nine months ended September 30, 2021 and 2020, respectively (in thousands):

	For the Nine Months Ended September 30,
	2021	2020
Other expense, net
Interest income	$6	$160
Change in fair value of derivative and warrant liability	(3,791)	(1,893)
Loss on extinguishment of convertible note	—	(3,775)
Other expense, net	(496)	(40)
Total other expense, net	$(4,281)	$(5,548)